Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 1,978,809	$ 591,063
Accounts Receivable	4,226	15,577
Deferred income taxes	206,283	157,962
Other current assets	26,042	28,250
Total current assets	2,215,360	792,852
Property and equipment, net of accumulated depreciation of $11,608 and $6,555	149,315	4,019
Intangibles, net of accumulated amortization of $7,432 and $6,002	1,568	2,736
Deferred income taxes	2,214	709
Deposits	29,995	69,400
Total assets	2,398,452	869,716
Liabilities and Shareholder's Equity
Deferred revenue	335,425	297,158
Income taxes payable	458,631	100,306
Allowance for refunds and chargebacks	7,202	2,166
Accrued expenses and other	173,587	172,282
Total current liabilities	974,845	571,912
Shareholder's equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued or outstanding at December 31, 2011 and December 31, 2010, respectively
Common stock, $0.001 par value, 50,000,000 shares authorized, 13,841,000 and 13,440,000 shares issued and outstanding at December 31, 2011 and December 31, 2010, respectively	13,842	13,440
Additional paid in capital	276,924	57,155
Retained earnings	1,132,841	227,209
Total shareholder's equity	1,423,607	297,804
Total liabilities and shareholder's equity	$ 2,398,452	$ 869,716